Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled equity awards (Note 15(b))	$ 2,549	$ 2,256
Non-Current Value Added Tax And Other Taxes Payables	8,012	5,254
Provision (Note 26(b))	1,622	1,578
Other liabilities	5,975	2,731
Other non-current liabilities	$ 18,158	$ 11,819